CVC - AFFILIATE AND RELATED PARTY TRANSACTIONS - Revenue and Related Charges (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Jun. 20, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Revenue	$ 125	$ 141		$ 1,100	$ 1,086
Operating expenses:
Programming and other direct costs, net of credits	1,154	735		4,176	1,947
Other operating expenses from affiliates	7,994	7,298		33,140	18,854
Operating expenses, net	9,148	8,033		37,316	20,801
Net charges	$ 9,023	$ 55,480		$ 640,344	$ 132,427
Cablevision Systems Corporation And Subsidiaries
Related Party Transaction [Line Items]
Revenue			$ 2,088			$ 5,343
Operating expenses:
Programming and other direct costs, net of credits			84,636			176,909
Other operating expenses from affiliates			2,182			5,372
Operating expenses, net			86,818			182,281
Net charges			$ 84,730			$ 176,938